Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents (note 6)	$ 7,780	$ 21,999
Trade and other receivables (note 8)	221	365
Inventory (note 7)	643	0
Prepaid expenses and other current assets	737	379
Total current assets	9,381	22,743
Restricted cash equivalents	381	496
Property, plant and equipment (note 9)	101	204
Deferred tax assets (note 20)	3,479	0
Identifiable intangible assets (note 10)	90	70
Other non-current assets	150	593
Goodwill (note 11)	8,613	7,553
Total assets	22,195	31,659
Current liabilities
Payables and accrued liabilities (note 12)	2,987	3,745
Provision for restructuring costs (note 13)	2,296	33
Current portion of deferred revenues (note 5)	486	426
Total current liabilities	5,769	4,204
Deferred revenues (note 5)	55	474
Warrant liability (note 14)	3,897	6,854
Employee future benefits (note 18)	14,229	13,414
Provisions (note 15)	1,028	501
Total liabilities	24,978	25,447
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital (note 16)	222,335	213,980
Other capital	88,772	88,590
Deficit	(314,161)	(298,059)
Accumulated other comprehensive income	271	1,701
Total shareholders' (deficiency) equity	(2,783)	6,212
Total liabilities and shareholders' (deficiency) equity	$ 22,195	$ 31,659